Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Cash flows from operating activities
Net income	$ 12,431	$ 11,469
Adjustments for non-cash items and others
Provision for credit losses	1,307	1,150
Depreciation	569	600
Deferred income taxes	459	203
Amortization and impairment of other intangibles	1,083	1,017
Net changes in investments in joint ventures and associates	(1)	(331)
Losses (Gains) on sale of premises and equipment		(1)
Losses (Gains) on investment securities (Note 2)	(149)	(246)
Losses (Gains) on disposition of business	(40)	2
Impairment of available-for-sale securities		52
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	218	512
Net change in accrued interest receivable and payable	(88)	(90)
Current income taxes	(2,707)	(1,183)
Derivative assets	984	23,921
Derivative liabilities	(1,889)	(24,423)
Trading securities	2,297	23,624
Loans, net of securitizations	(41,477)	(22,608)
Assets purchased under reverse repurchase agreements and securities borrowed	(73,626)	(34,675)
Deposits, net of securitizations	48,749	33,296
Obligations related to assets sold under repurchase agreements and securities loaned	63,730	39,643
Obligations related to securities sold short	2,239	(20,361)
Brokers and dealers receivable and payable	147	601
Other	3,238	5,553
Net cash from (used in) operating activities	17,474	37,725
Cash flows from investing activities
Change in interest-bearing deposits with banks	(3,809)	(4,811)
Proceeds from sale of investment securities (Note 2)	19,572	11,432
Proceeds from maturity of investment securities (Note 2)	37,536	40,844
Purchases of investment securities (Note 2)	(59,286)	(61,559)
Net acquisitions of premises and equipment and other intangibles	(1,980)	(1,364)
Proceeds from dispositions	14
Cash used in acquisitions	(65)
Net cash (used in) from investing activities	(8,018)	(15,458)
Cash flows from financing activities
Redemption of trust capital securities	(500)
Repayment of subordinated debentures		(119)
Issue of common shares	72	199
Common shares purchased for cancellation	(1,522)	(3,110)
Redemption of preferred shares	(105)	(300)
Sales of treasury shares	5,738	4,544
Purchases of treasury shares	(5,726)	(4,491)
Dividends paid	(5,640)	(5,309)
Issuance costs		(1)
Dividends/distributions paid to non-controlling interests	(37)	(34)
Change in short-term borrowings of subsidiaries		(30)
Net cash from (used in) financing activities	(7,720)	(8,651)
Effect of exchange rate changes on cash and due from banks	66	(138)
Net change in cash and due from banks	1,802	13,478
Cash and due from banks at beginning of period	28,407	14,929
Cash and due from banks at end of period	30,209	28,407
Cash flows from operating activities include:
Amount of interest paid	13,524	8,803
Amount of interest received	31,386	25,602
Amount of dividend received	1,706	1,729
Amount of income taxes paid	$ 5,818	$ 4,708